SCHEDULE OF OPERATING LEASE COST (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease costs	$ 80,501	$ 38,971
Short-term lease cost		4,378
Total operating lease cost	$ 80,501	$ 43,349